Property, plant and equipment (Details) - Schedule of property, plant and equipment - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Buildings and improvements [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Opening balance	R$ 172	R$ 111
Transfers		108
Depreciation	(64)	(47)
Accounting balance, net	108	172
At June 30, 2020
Total cost	1,041	1,041
Accumulated depreciation	R$ (933)	(869)
At June 30, 2021
Annual depreciation rates (weighted average) - %	3.00%
Equipment And Facilities [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Opening balance	R$ 13,412	13,774
Acquisitions	2,829	1,391
Acquisitions – business combination	1,730
Disposals	(894)	(115)
Transfers	1,431	92
Depreciation	(1,464)	(1,817)
Translation gains/losses	(157)	87
Accounting balance, net	16,887	13,412
At June 30, 2020
Total cost	22,975	19,540
Accumulated depreciation	R$ (6,088)	(6,128)
At June 30, 2021
Annual depreciation rates (weighted average) - %	7.00%
Agricultural Vehicles And Machinery [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Opening balance	R$ 18,334	11,022
Acquisitions	6,926	2,519
Acquisitions – business combination	341	14,279
Disposals	(5,154)	(4,968)
Transfers	766
Depreciation	(808)	(5,294)
Translation gains/losses	(248)	776
Accounting balance, net	20,157	18,334
At June 30, 2020
Total cost	53,200	46,668
Accumulated depreciation	R$ (33,043)	(28,334)
At June 30, 2021
Annual depreciation rates (weighted average) - %	7.00%
Furniture And Fixtures [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Opening balance	R$ 2,442	1,044
Acquisitions	455	238
Acquisitions – business combination	52	1,356
Disposals	(261)	(10)
Transfers	42
Depreciation	(359)	(235)
Translation gains/losses	(21)	49
Accounting balance, net	2,350	2,442
At June 30, 2020
Total cost	4,292	4,065
Accumulated depreciation	R$ (1,942)	(1,623)
At June 30, 2021
Annual depreciation rates (weighted average) - %	10.00%
Total in operation [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Opening balance	R$ 34,360	25,951
Acquisitions	10,210	4,148
Acquisitions – business combination	2,123	15,635
Disposals	(6,309)	(5,093)
Transfers	2,239	200
Depreciation	(2,695)	(7,393)
Translation gains/losses	(426)	912
Accounting balance, net	39,502	34,360
At June 30, 2020
Total cost	81,508	71,314
Accumulated depreciation	(42,006)	(36,954)
Sugarcane [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Opening balance	81,565	81,901
Acquisitions	8,019	20,508
Acquisitions – business combination	4,916
Transfers		(104)
Depreciation	(23,212)	(20,740)
Translation gains/losses	(400)
Accounting balance, net	70,888	81,565
At June 30, 2020
Total cost	172,457	152,403
Accumulated depreciation	R$ (101,569)	(70,838)
At June 30, 2021
Annual depreciation rates (weighted average) - %	20.00%
Total Property, Plant And Equipment [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Opening balance	R$ 115,925	107,852
Acquisitions	18,690	24,752
Acquisitions – business combination	7,039	15,635
Disposals	(6,309)	(5,093)
Transfers	1,778
Depreciation	(25,907)	(28,133)
Translation gains/losses	(826)	912
Accounting balance, net	110,390	115,925
At June 30, 2020
Total cost	253,965	223,717
Accumulated depreciation	(143,575)	(107,792)
Property, Plant And Equipment In Progress [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Acquisitions	461	96
Transfers	R$ (461)	R$ (96)